Significant Accounting Policies - Summary of Finite Lived Intangible Assets Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Impairment charge	$ 0	$ 0	$ 0
Licensed Copyright | Minimum
Intangible Assets
Finite-lived intangible asset, useful life	1 year
Licensed Copyright | Maximum
Intangible Assets
Finite-lived intangible asset, useful life	3 years
Licensed Software | Minimum
Intangible Assets
Finite-lived intangible asset, useful life	1 year
Licensed Software | Maximum
Intangible Assets
Finite-lived intangible asset, useful life	10 years
Trademark and others | Minimum
Intangible Assets
Finite-lived intangible asset, useful life	3 years
Trademark and others | Maximum
Intangible Assets
Finite-lived intangible asset, useful life	5 years